UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2004

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         August 9, 2004
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $166,952,009 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE



6/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
3M Company
COMMON
88579Y101
684,076
7,600
X
ALL
0

7,600
A F L A C Inc
COMMON
001055102
1,459,978
35,775
X
ALL
23,750

12,025
Abbott Laboratories
COMMON
002824100
550,912
13,516
X
ALL
8,116

5,400
Adobe Systems Inc
COMMON
00724F101
306,900
6,600
X
ALL
1,700

4,900
Alcoa Inc
COMMON
013817101
269,195
8,150
X
ALL
1,112

7,038
Altria Group Inc
COMMON
02209S103
3,870,667
77,336
X
ALL
30,408

46,928
Amgen Incorporated
COMMON
031162100
5,780,382
105,926
X
ALL
24,070

81,856
Apache Corp
COMMON
037411105
904,708
20,774
X
ALL
7,158

13,616
Applied Materials Inc
COMMON
038222105
3,040,315
154,960
X
ALL
37,750

117,210
Bank Of America Corp
COMMON
060505104
1,199,742
14,178
X
ALL
5,166

9,012
BB&T Corporation
COMMON
054937107
1,334,099
36,086
X
ALL
36,086

0
Bed Bath & Beyond
COMMON
075896100
3,459,962
89,986
X
ALL
44,616

45,370
Bellsouth Corporation
COMMON
079860102
202,051
7,706
X
ALL
4,320

3,386
Biomet Incorporated
COMMON
090613100
4,893,155
110,107
X
ALL
48,597

61,510
BP PLC Sponsored ADRs
COMMON
055622104
406,382
7,586
X
ALL
3,766

3,820
Bristol-Myers Squibb Co
COMMON
0110122108
568,400
23,200
X
ALL
2,012

21,188
C H Robinson Worldwide
COMMON
12541W100
1,534,815
33,482
X
ALL
19,475

14,007
Capital One Financial Cp
COMMON
14040H105
276,939
4,050
X
ALL
1,000

3,050
Carmax Inc
COMMON
143130102
3,404,044
155,649
X
ALL
65,539

90,110
Cheesecake Factory Inc
COMMON
163072101
222,824
5,600
X
ALL
3,300

2,300
ChevronTexaco Corporation
COMMON
166764100
575,671
6,117
X
ALL
2,158

3,959
Cintas Corp
COMMON
172908105
1,957,092
41,055
X
ALL
9,425

31,630
Cisco Systems Inc
COMMON
17275R102
1,014,621
42,811
X
ALL
5,872

36,939
Coca Cola Company
COMMON
191216100
766,356
15,181
X
ALL
302

14,879










Page Total


38,683,285






6/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Cognex Corp
COMMON
192422103
200,058
5,199
X
ALL
1,300

3,899
Cox Communications Cl A New
COMMON
224044107
494,940
17,810
X
ALL
8,550

9,260
CUNO, Incorporated
COMMON
126583103
1,776,555
33,300
X
ALL
7,189

26,111
Dell Inc
COMMON
24702R101
597,621
16,684
X
ALL
7,800

8,884
Dentsply Intl Inc
COMMON
249030107
619,990
11,900
X
ALL
8,225

3,675
Dominion Res Inc Va New
COMMON
25746U109
821,365
13,021
X
ALL
11,900

1,121
Du Pont E I De Nemour&Co
COMMON
263534109
446,421
10,050
X
ALL
9,525

525
Emerson Electric Co
COMMON
291011104
991,825
15,607
X
ALL
15,607

0
Expeditors Intl Wash
COMMON
302130109
1,669,416
33,787
X
ALL
33,100

687
Exxon Mobil Corporation
COMMON
30231G102
3,639,504
81,952
X
ALL
15,617

66,335
Factset Research Systems
COMMON
303075105
3,110,130
65,795
X
ALL
19,150

46,645
Fastenal Co
COMMON
311900104
1,577,033
27,750
X
ALL
15,950

11,800
Forest Laboratories Inc
COMMON
345838106
319,960
5,650
X
ALL
750

4,900
Fortune Brands Inc
COMMON
349631101
356,784
4,730
X
ALL
230

4,500
Forward Air, Inc.
COMMON
349853101
1,921,612
51,380
X
ALL
26,200

25,180
Freddie Mac Voting Shs
COMMON
313400301
1,327,718
20,975
X
ALL
13,515

7,460
General Electric Company
COMMON
369604103
4,129,400
127,450
X
ALL
48,068

79,382
Gentex Corp
COMMON
371901109
3,490,451
87,965
X
ALL
44,100

43,865
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
278,031
6,706
X
ALL
3,406

3,300
H C C Insurance Holdings
COMMON
404132102
422,637
12,650
X
ALL
10,050

2,600
Harley Davidson Inc
COMMON
412822108
3,985,901
64,351
X
ALL
41,780

22,571
Harte-Hanks Incorporated
COMMON
416196103
2,245,842
92,005
X
ALL
68,175

23,830
Hewitt Associates Inc
COMMON
42822Q100
2,977,425
108,270
X
ALL
55,800

52,470
Hlth Mgmt Assoc Cl A
COMMON
421933102
2,837,812
126,575
X
ALL
4,450

122,125










Page Total


40,238,427






6/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Intel Corp
COMMON
458140100
3,218,105
116,598
X
ALL
47,189

69,409
Int'l Business Machines
COMMON
459200101
340,259
3,860
X
ALL
2,569

1,291
Jefferson-Pilot Corp
COMMON
475070108
226,974
4,468
X
ALL
1,500

2,968
Johnson & Johnson
COMMON
478160104
5,410,141
97,130
X
ALL
52,892

44,238
Kimberly-Clark Corp
COMMON
494368103
507,276
7,700
X
ALL
2,700

5,000
Kinder Morgan Inc
COMMON
49455P101
417,995
7,050
X
ALL
350

6,700
Lilly Eli & Company
COMMON
532457108
1,376,598
19,691
X
ALL
12,686

7,005
Linear Technology Corp
COMMON
535678106
1,995,445
50,556
X
ALL
18,000

32,556
Littelfuse Inc
COMMON
537008104
2,069,820
48,805
X
ALL
27,900

20,905
Lowes Companies Inc
COMMON
548661107
4,046,508
77,003
X
ALL
22,671

54,332
Manulife Financial Corp
COMMON
56501R106
348,098
8,595
X
ALL
750

7,845
Markel Corp
COMMON
570535104
6,580,635
23,714
X
ALL
2,875

20,839
Marlin Business Services Corp.
COMMON
571157106
608,715
40,500
X
ALL
12,050

28,450
McGraw-Hill Cos
COMMON
580645109
2,411,572
31,495
X
ALL
31,495

0
Medtronic Inc
COMMON
585055106
4,730,809
97,102
X
ALL
11,500

85,602
Merck & Co Inc
COMMON
589331107
544,113
11,455
X
ALL
135

11,320
Microsoft Corp
COMMON
594918104
847,032
29,658
X
ALL
8,875

20,783
Molex Incorporated Cl A
COMMON
608554200
482,970
17,704
X
ALL
0

0
Moodys Corp
COMMON
615369105
1,664,348
25,740
X
ALL
7,725

18,015
Nat'l Commerce Finl Corp
COMMON
63545P104
325,683
10,021
X
ALL
10,021

0
Nokia Corp Sponsored ADR
COMMON
654902204
3,088,736
212,430
X
ALL
105,695

106,735
Norfolk Southern Corp
COMMON
655844108
368,734
13,904
X
ALL
1,600

12,304
North Fork Bancorp Inc
COMMON
659424105
2,943,015
77,346
X
ALL
40,600

36,746
Omnicare Inc
COMMON
681904108
1,010,321
23,600
X
ALL
13,375

10,225










Page Total


45,563,902






6/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Oracle Corporation
COMMON
68389X105
1,560,134
130,774
X
ALL
69,470

61,304
Paychex Inc
COMMON
704326107
2,051,027
60,538
X
ALL
18,150

42,388
Pepsico Incorporated
COMMON
713448108
3,048,638
56,582
X
ALL
28,445

28,137
Pfizer Incorporated
COMMON
717081103
6,156,643
179,598
X
ALL
74,449

105,149
Plum Creek Timber Co
COMMON
729251108
1,340,276
41,138
X
ALL
9,220

31,918
Procter & Gamble Co
COMMON
074271810
317,821
5,838
X
ALL
1,838

4,000
Progress Energy Inc
COMMON
743263105
279,938
6,355
X
ALL
2,805

3,550
Progressive Corp.
COMMON
743315103
417,970
4,900
X
ALL
4,500

400
Resmed Inc
COMMON
761152107
2,172,883
42,639
X
ALL
12,600

30,039
Royal Dutch Petroleum 1.25 Gui
COMMON
780257804
572,194
11,074
X
ALL
200

10,874
South Financial Group
COMMON
837841105
425,408
14,995
X
ALL
19,517

-4,522
Suntrust Banks Inc
COMMON
867914103
882,564
13,580
X
ALL
11,768

1,812
Texas Instruments Inc
COMMON
882508104
1,542,684
63,800
X
ALL
30,005

33,795
The Southern Company
COMMON
842587107
581,484
19,948
X
ALL
8,000

11,948
Tiffany & Co New
COMMON
886547108
3,888,412
105,520
X
ALL
35,250

70,270
United Parcel Service B
COMMON
911312106
1,420,713
18,900
X
ALL
5,500

13,400
United Technologies Corp
COMMON
913017109
329,328
3,600
X
ALL
80

3,520
Utd Dominion Realty Tr Inc
COMMON
910197102
244,520
12,362
X
ALL
7,942

4,420
Verizon Communications
COMMON
92343V104
261,256
7,219
X
ALL
5,095

2,124
Viacom Inc Non Vtg Cl B
COMMON
925524308
256,863
7,191
X
ALL
3,970

3,221
Vodafone Group Plc Adr
COMMON
92857W100
4,807,656
217,541
X
ALL
99,034

118,507
Wachovia Corp New
COMMON
929903102
1,190,099
26,743
X
ALL
26,743

0
Washington Mutual Inc
COMMON
939322103
1,181,920
30,588
X
ALL
13,138

17,450










Page Total


34,930,431






6/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Washington Real Est Invstmnt T
COMMON
939653101
273,234
9,300
X
ALL
6,100

3,200
Waters Corp
COMMON
941848103
2,211,020
46,275
X
ALL
35,450

10,825
Wells Fargo & Co New
COMMON
949746101
914,020
15,971
X
ALL
11,241

4,730
Wilmington Trust Corp
COMMON
971807102
757,055
20,340
X
ALL
7,600

12,740
Wrigley Wm JR Co
COMMON
982526105
759,437
12,045
X
ALL
12,045

0
Wyeth
COMMON
983024100
1,075,760
29,750
X
ALL
10,750

19,000
Zebra Technologies Cl A
COMMON
989207105
802,619
9,225
X
ALL
7,850

1,375
Zimmer Holdings Inc
COMMON
98956P102
742,820
8,422
X
ALL
3,453

4,969










Page Total


7,535,965
















Grand Total


166,952,010



























